Term Loan Obligations (Tables)	12 Months Ended
Dec. 31, 2023
Debt Disclosure [Abstract]
Term Loan Outstanding
Additional information relating to the then-outstanding Term Loan as of December 31, 2023 and 2022 is presented in the following table (in thousands, except interest rate):

Year ended December 31, 2023
Origination Date	Original Loan Amount	Interest Rate*	Current Monthly Payment**	Amended expiration date	Remaining Principal (Face Value)
May 2015	$17,700	13.39%	$134	June 1, 2024	$804

Year ended December 31, 2022
Origination Date	Original Loan Amount	Interest Rate*	Monthly Payment**	Amended expiration date	Remaining Principal (Face Value)
May 2015	$17,700	8.95%	$134	June 1, 2024	$2,412

*	Three month LIBOR rate with a floor of 1% plus 7.95%
**	Monthly payment reflects principal and interest